UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue, 18th Floor
         New York, NY  10022

13F File Number:  28-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     May 06, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $516,851 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMEDISYS INC                   COM              023436108     8247   300000 SH       SOLE                   300000        0        0
BIOFUEL ENERGY CORP            COM              09064Y109     1858  5578800 SH       SOLE                  5578800        0        0
CORE MARK HOLDING CO INC       COM              218681104     9729   534000 SH       SOLE                   534000        0        0
DEPOMED INC                    COM              249908104    16638  7050000 SH       SOLE                  7050000        0        0
GLOBAL BRANDS ACQUISITION CO   COM              378982102    12449  1307700 SH       SOLE                  1307700        0        0
GLOBAL CONSUMER ACQST CORP     COM              378983100     9304   982500 SH       SOLE                   982500        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    11474   718500 SH       SOLE                   718500        0        0
GUARANTY FINL GROUP INC        COM              40108N106     4619  4399047 SH       SOLE                  4399047        0        0
HICKS ACQUISITION CO I INC     COM              429086309     7065   750000 SH       SOLE                   750000        0        0
LEGG MASON INC                 UNIT 99/99/9999  524901303      456    25000 SH       SOLE                    25000        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    60705  6914000 SH       SOLE                  6914000        0        0
LIFE PARTNERS HOLDINGS INC     COM              53215T106      682    40000 SH       SOLE                    40000        0        0
LIFE TIME FITNESS INC          COM              53217R207      251    20000 SH       SOLE                    20000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     5982  2007378 SH       SOLE                  2007378        0        0
MAGUIRE PPTYS INC              COM              559775101     2084  2895000 SH       SOLE                  2895000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109    25493  6890000 SH       SOLE                  6890000        0        0
PFIZER INC                     COM              717081103    22267  1634875 SH       SOLE                  1634875        0        0
PHH CORP                       COM NEW          693320202    68704  4890000 SH       SOLE                  4890000        0        0
PHOENIX COS INC NEW            COM              71902E109     8803  7524000 SH       SOLE                  7524000        0        0
SAPPHIRE INDUSTRIALS CORP      COM              80306T109    19060  2000000 SH       SOLE                  2000000        0        0
SCHERING PLOUGH CORP           PFD CONV MAN07   806605705    21050   100000 SH       SOLE                   100000        0        0
SCHERING PLOUGH CORP           COM              806605101     5888   250000 SH       SOLE                   250000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     4514    50000 SH       SOLE                    50000        0        0
STREAM GLOBAL SVCS INC         *W EXP 10/17/201 86323M118      339  2825000 SH       SOLE                  2825000        0        0
TRIAN ACQUISITION I CORP       COM              89582E108    25602  2750000 SH       SOLE                  2750000        0        0
TRIPLECROWN ACQUISITION CORP   COM              89677G109    22488  2400000 SH       SOLE                  2400000        0        0
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121      112  1875000 SH       SOLE                  1875000        0        0
VICTORY ACQUISITION CORP       COM              92644D100    25856  2611700 SH       SOLE                  2611700        0        0
WYETH                          COM              983024100   115132  2675000 SH       SOLE                  2675000        0        0